Changes in Equity and Earnings per Share - Additional Information (Detail) € / shares in Units, $ in Thousands					6 Months Ended		12 Months Ended
	Apr. 24, 2019 EUR (€) € / shares	May 03, 2018 USD ($)	May 03, 2018 € / shares	Apr. 25, 2018 EUR (€) € / shares	Jun. 30, 2019 USD ($) shares	Jun. 30, 2018 USD ($) shares	Dec. 31, 2018 EUR (€) € / shares	Dec. 31, 2017 EUR (€) € / shares	Jun. 30, 2019 EUR (€) shares	Dec. 31, 2018 USD ($)	Oct. 24, 2018 EUR (€) € / shares	Oct. 25, 2017 EUR (€) € / shares
Disclosure of classes of share capital [line items]
Issued capital					$ 1,736,000					$ 1,736,000
Number of shares issued | shares					1,957,000,000	1,934,000,000			1,957,000,000
Dividend declared per share | € / shares											€ 0.80	€ 1.60
Dividend declared | €											€ 1,565,000,000	€ 3,089,000,000
Dividend paid date					May 09, 2019	May 03, 2018	Nov. 29, 2018	Nov. 16, 2017
Dividend proposed per share | € / shares	€ 1.00			€ 2.00
Dividend proposed | €	€ 1,978,000,000			€ 3,867,000,000
Dividend paid per share | € / shares							€ 1.80	€ 3.60
Dividend paid					$ 2,553,000	$ 4,970,000	€ 3,557,000,000	€ 6,956,000,000
Profit attributable to equity holders					6,055,000	2,954,000
Diluted earnings per share based on the profit					$ 6,055,000	2,954,000
Number of antidilutive share options outstanding					64,000,000				64,000,000
Grupo Modelo [member]
Disclosure of classes of share capital [line items]
Dividend paid per share | € / shares			€ 2.00
Dividend paid		$ 56,000
Shares reserved for issue under options and contracts for sale of shares | shares					23,076,922				23,076,922
Deferred share units vesting period					5 years
Proceeds from issuing shares					$ 1,500,000
Treasury shares [member]
Disclosure of classes of share capital [line items]
Restricted shares | shares					326,000,000
Top of range [member]
Disclosure of classes of share capital [line items]
Tax withholding percentage					15.00%
Parent [member]
Disclosure of classes of share capital [line items]
Issued capital					$ 1,736,000				€ 1,238,608,344.12
Number of shares issued | shares					2,019,241,973				2,019,241,973
Authorized un-issued capital amount | €									€ 37,000,000
Expenses on stock option plans and in equity					$ 24,000
Profit attributable to equity holders					$ 6,055,000	$ 2,954,000
Parent [member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Equity shares | shares					59,862,607				59,862,607
Parent [member] | Restricted shares [member]
Disclosure of classes of share capital [line items]
Restricted shares | shares					325,999,817
Parent [member] | Equity Securities Lending [member]
Disclosure of classes of share capital [line items]
Issued capital					$ 25,000
Parent [member] | Top of range [member] | Equity Securities Lending [member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares					25,000,000				25,000,000